Document and Entity Information	Apr. 24, 2024
Cover [Abstract]
Entity Registrant Name	TEGNA INC
Amendment Flag	true
Entity Central Index Key	0000039899
Current Fiscal Year End Date	--12-31
Document Type	8-K/A
Document Period End Date	Apr. 24, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-6961
Entity Tax Identification Number	16-0442930
Entity Address, Address Line One	8350 Broad Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Tysons
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102-5151
City Area Code	(703)
Local Phone Number	873-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value
Trading Symbol	TGNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by TEGNA Inc. (the “Company”) on April 24, 2024 (the “Original Report”). The Original Report was filed, among other things, to report the approval of amendments to the By-laws of the Company (the “By-law Amendments”). As previously filed, Exhibit 3.2 of the Original Report reflected the incorrect version of the amended By-laws of the Company. This Amendment amends the Original Report solely to replace Exhibit 3.2. Except as specifically provided herein, the information in the Original Report remains unchanged.